VIA EDGAR

Morgan, Lewis & Bockius LLP
Suite 4400
355 South Grand Avenue
Los Angeles, CA 90071

August 5, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust
Registration Statement on Form N-14 (File No. 333-____________)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust (the “Registrant”) the Registrant’s registration statement on Form N-14 (the “N-14 Registration Statement”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”). The N-14 Registration Statement relates to the reorganization of the EP China Fund and EP Latin America Fund, each a separate series of the Registrant, into the EP Asia Small Companies Fund, which is also a separate series of the Registrant.

The Registration Statement refers to the EP Emerging Markets Small Companies Fund rather than the EP Asia Small Companies Fund because the Board of Trustees of the Trust has approved the change in the name of that Fund to “EP Emerging Markets Small Companies Fund,” as well as corresponding changes to that Fund’s principal investment strategies, to be effective on the effective date of the amendment to the Registrant’s registration statement with respect to that Fund. The Registrant filed an amendment to its registration statement relating to such changes under Rule 485(a) under the 1933 Act on July 2, 2015 (accession number 0001398344-15-004215).

Please direct any inquiries regarding this filing to me at (714) 830-0679.

Very truly yours,

/s/ Laurie A. Dee
 Laurie A. Dee

Enclosures